Net Income Per Common Share ("EPS") (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	Three Months Ended December 31, 2014			Six Months Ended December 31, 2014
	Income (Numerator)	Shares (Denominator)	Per Share Amount	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(In Thousands, Except Per Share Data)			(In Thousands, Except Per Share Data)
Net income	$2,169			$5,092

Basic earnings per share, income available to common stockholders	$2,169	67,042	$0.03	$5,092	67,009	$0.08

Effect of dilutive securities:
Stock options	—	13		—	176

	$2,169	67,055	$0.03	$5,092	67,185	$0.08

	Three Months Ended December 31, 2013			Six Months Ended December 31, 2013
	Income (Numerator)	Shares (Denominator)	Per Share Amount	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(In Thousands, Except Per Share Data)			(In Thousands, Except Per Share Data)
Net income	$2,987			$5,573

Basic earnings per share, income available to common stockholders	$2,987	65,767	$0.05	$5,573	65,851	$0.08

Effect of dilutive securities:
Stock options	—	—		—	—

	$2,987	65,767	$0.05	$5,573	65,851	$0.08

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	Year Ended June 30, 2014
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(In Thousands, Except Per Share Data)

Net income	$10,188

Basic earnings per share, income available to common stockholders	$10,188	65,796	$0.16

Effect of dilutive securities:
Stock options	—	40

Diluted earnings per share	$10,188	65,836	$0.16

	Year Ended June 30, 2013
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(In Thousands, Except Per Share Data)

Net income	$6,506

Basic earnings per share, income available to common stockholders	$6,506	66,152	$0.10

Effect of dilutive securities:
Stock options	—	—

Diluted earnings per share	$6,506	66,152	$0.10

	Year Ended June 30, 2012
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(In Thousands, Except Per Share Data)

Net income	$5,078

Basic earnings per share, income available to common stockholders	$5,078	66,495	$0.08

Effect of dilutive securities:
Stock options	—	—

Diluted earnings per share	$5,078	66,495	$0.08